Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total Foresight Autonomous Holdings Ltd. Shareholders’ equity	Non-controlling interest	Total
Balance at Dec. 31, 2019		$ 65,681	$ (49,393)	$ 16,288		$ 16,288
Balance (in Shares) at Dec. 31, 2019	154,649,602
Issuance of ordinary shares		44,707		44,707		44,707
Issuance of ordinary shares (in Shares)	156,847,640
Exercise of options		263		263		263
Exercise of options (in Shares)	688,063
Share-based payment		1,088		1,088	74	1,162
Share-based payment (in Shares)	575,000
Net loss			(15,375)	(15,375)		(15,375)
Balance at Dec. 31, 2020		111,739	(64,768)	46,971	74	47,045
Balance (in Shares) at Dec. 31, 2020	312,760,305
Issuance of ordinary shares		13,508		13,508		13,508
Issuance of ordinary shares (in Shares)	6,891,720
Exercise of options and warrants		652		652		652
Exercise of options and warrants (in Shares)	2,756,581
Share-based payment		1,593		1,593	70	1,663
Share-based payment (in Shares)	100,000
Net loss			(7,525)	(7,525)		(7,525)
Balance at Jun. 30, 2021		$ 127,492	$ (72,293)	$ 55,199	$ 144	$ 55,343
Balance (in Shares) at Jun. 30, 2021	322,508,606